Long-Term Debt - Credit Facilities And Senior Notes (Details) $ in Thousands			6 Months Ended
	Jun. 23, 2014 USD ($)	Jun. 19, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 19, 2014 USD ($)	Sep. 15, 2014 USD ($)
Debt Instruments
Proceeds from long-term debt			$ 0	$ 340,000
Weighted average interest rate			4.50%	3.10%
Total interest incurred on long-term debt			$ 12,956	$ 3,372
Line of credit facility, commitment fee amount			$ 0	$ 360
$340 million Credit Suisse Senior Secured Revolving Credit Facility
Debt Instruments
Principal amount		$ 340,000			$ 340,000
Line of credit facility, frequency of payments			quarterly
Line of credit facility, repayment installments					28
Line of credit facility, expiration date			Mar. 31, 2021
Line of revolving credit facility, reduction terms		5,000
Debt instrument, periodic payment terms, balloon payment		$ 200,000			$ 200,000
Amount repaid	$ 214,100
Credit facility amount drawn down	$ 340,000
Debt instrument, description of variable rate basis		LIBOR
Line of credit facility, remaining borrowing capacity			$ 0
$250.0 Million Senior Unsecured Notes due 2019
Debt Instruments
Principal amount						$ 250,000
Senior notes, terms			The Notes bear interest from the date of the original issue until maturity at a rate of 6.25% per year, payable quarterly in arrears on January 30, April 30, July 30 and October 30 of each year. As per the provisions of the Notes and the Indenture, the Partnership may issue from time to time, unlimited as to principal amount senior unsecured debentures, to be issued in one or more series. The Notes are unsubordinated unsecured obligations of the Partnership and are not redeemable at its option prior to maturity.
Senior notes interest rate			6.25%